SUBSEQUENT EVENTS (Details)				3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 11, 2023 USD ($) Offering $ / shares shares	Jul. 06, 2023 USD ($)	Apr. 17, 2023 USD ($)	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
SUBSEQUENT EVENTS
Cash withdrawn from Trust Account to pay franchise and income taxes			$ 1,486,090	$ 1,486,090	$ 1,486,090	$ 195,000
Cash withdrawn from trust account for working capital purposes				$ 1,000,000	$ 1,000,000	$ 1,000,000
Class A Common Stock
SUBSEQUENT EVENTS
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock				$ 145	$ 145	$ 145	$ 145
Subsequent events
SUBSEQUENT EVENTS
Cash withdrawn from Trust Account to pay franchise and income taxes		$ 2,263,833
Cash withdrawn from trust account for working capital purposes		$ 1,000,000
Subsequent events | Class A Common Stock | Private Placement
SUBSEQUENT EVENTS
Share issued | $ / shares	$ 10.00
Common stock, shares issued | shares	5,000,000
Common stock	$ 50,000,000
Subsequent events | Oklo
SUBSEQUENT EVENTS
Common stock	200,000,000
Subsequent events | Merger Agreement
SUBSEQUENT EVENTS
Common stock	250,000,000
Subsequent events | Merger Agreement | Oklo
SUBSEQUENT EVENTS
Aggregate consideration	$ 850,000,000
Share price | $ / shares	$ 10.00
Earnout period	5 years
Threshold number of days set for earnout consideration to determine the price target	20 days
Threshold number of consecutive days set for earnout consideration to determine the price target	60 days
Common stock	$ 125,000,000
Subsequent events | Merger Agreement | Oklo | Class A Common Stock
SUBSEQUENT EVENTS
Earnout consideration | shares	15,000,000
Earnout consideration, tranche one | shares	7,500,000
Earnout consideration, tranche two | shares	5,000,000
Earnout consideration, tranche three | shares	2,500,000
Subsequent events | Amended and Restated Registration Rights Agreement | Oklo
SUBSEQUENT EVENTS
Number of business days for registering the resale of certain securities	30 days
Number of underwritten offerings can reg right holders can demand | Offering	5
Subsequent events | Amended and Restated Sponsor Agreement | Class A Common Stock
SUBSEQUENT EVENTS
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Expense cap for stockholders redemption	$ 25,000,000
Threshold limit above which only to be paid in cash	$ 15,000,000
Restriction on transfer of insider shares, percentage for 12 months	40.00%
Threshold price for restriction on transfer of insider shares for 12 months | $ / shares	$ 12.00
Threshold days for determining the closing price of share to transfer the insider shares for 12 months from the closing date	20 days
Threshold consecutive days for determining the closing price of share to transfer the insider shares for 12 months from the closing date	60 days
Restriction on transfer of insider shares, percentage for 24 months	30.00%
Threshold price for restriction on transfer of insider shares for 24 months | $ / shares	$ 14.00
Threshold days for determining the closing price of share to transfer the insider shares for 24 months from the closing date	20 days
Threshold consecutive days for determining the closing price of share to transfer the insider shares for 24 months from the closing date	60 days
Restriction on transfer of insider shares, percentage for 36 months	30.00%
Threshold price for restriction on transfer of insider shares for 36 months | $ / shares	$ 16.00
Threshold days for determining the closing price of share to transfer the insider shares for 36 months from the closing date	20 days
Threshold consecutive days for determining the closing price of share to transfer the insider shares for 36 months from the closing date	60 days
Subsequent events | Amended and Restated Sponsor Agreement | Oklo | Class A Common Stock
SUBSEQUENT EVENTS
Share price | $ / shares	$ 10.00